Capital Auto Receivables Asset Trust 2008-2
December-2008
Distribution Date:                          1/15/2009
Determination Date:                      1/12/2009

Original Inputs

Total Pool Balance	$1,788,580,804.96

Class A-1 Notes Balance	$285,000,000.00
Class A-1 Notes Rate	2.78345%

Class A-2a Notes Balance	$100,000,000.00
Class A-2a Notes Rate	3.74%

Class A-2b Notes Balance	$400,000,000.00
Class A-2b Notes Rate	One Month LIBOR + 0.92%

Class A-3a Notes Balance	$320,000,000.00
Class A-3a Notes Rate	4.68%

Class A-3b Notes Balance	$200,000,000.00
Class A-3b Notes Rate	One Month LIBOR + 1.45%

Class A-4 Notes Balance	$187,002,000.00
Class A-4 Notes Rate	5.42%

Class B Notes Balance	$51,448,000.00
Class B Notes Rate	6.46%

Class C Notes Balance	$23,746,000.00
Class C Notes Rate	7.96%

Class D Notes Balance	$7,915,000.00
Class D Notes Rate	8.25%

Overcollateralization	$7,915,484.46

Reserve Account Deposit	$7,915,132.42

Discount Rate	9.25%

Part I. Collections

Receipts During the Period	$40,261,019.34
Principal on Administrative Repurchases	57,619.53
Principal on Warranty Repurchases	-
Liquidation Proceeds (Recoveries)	1,572,218.97
Scheduled and Simple Payments Advanced	-
Schedule Principal Advanced	-
Total Collections For the Period	$41,890,857.84

Beginning Pool Aggregate Principal Balance	$1,469,476,863.24
Ending Pool Aggregate Principal Balance	$1,431,024,957.13

Scheduled Principal Collection	$35,174,785.91

Beginning Aggregate Receivables Principal Balance	$1,317,437,667.48
Ending Aggregate Receivables Principal Balance	$1,285,375,499.00

Capital Auto Receivables Asset Trust 2008-2
December-2008
Distribution Date:                          1/15/2009

Part II. Distributions to Noteholders and Certificateholders

Total Collections	$41,890,857.84
Plus: Reserve Account Draw	-
Plus: Net Amount due from Swap Counterparty	-
Less: Basic Servicing Fee	1,224,564.05
Less: Net Amount due to Swap Counterparty	857,638.88
Less: Swap Termination Payment	-
Less: Monthly Interest Due to Noteholders	4,123,738.52
Less: Principal Due to Noteholders	32,062,168.48
Less: Other Fees or Expenses Paid or Accrued	-
Less: Reserve Account Deposit	-
Equals Reserve Fund Excess to be released to CARI	$3,622,747.91

		Per $1000 of
Class A-1 Notes Distributable Amount		Original Principal
Monthly Interest	$46,525.88	0.163249
Monthly Principal	19,411,183.02	68.109414
Distributable Amount	$19,457,708.90

Class A-2a Notes Distributable Amount
Monthly Interest	$311,666.67	3.116667
Monthly Principal	2,530,197.09	25.301971
Distributable Amount	$2,841,863.76

Class A-2b Notes Distributable Amount
Monthly Interest	$728,500.00	1.821250
Monthly Principal	10,120,788.37	25.301971
Distributable Amount	$10,849,288.37

Class A-3a Notes Distributable Amount
Monthly Interest	$1,248,000.00	3.900000
Monthly Principal	-	-
Distributable Amount	$1,248,000.00

Class A-3b Notes Distributable Amount
Monthly Interest	$455,527.78	2.277639
Monthly Principal	-	-
Distributable Amount	$455,527.78

Class A-4 Notes Distributable Amount
Monthly Interest	$844,625.70	4.516667
Monthly Principal	-	-
Distributable Amount	$844,625.70

Class B Notes Distributable Amount
Monthly Interest	$276,961.73	5.383333
Monthly Principal	-	-
Distributable Amount	$276,961.73

Class C Notes Distributable Amount
Monthly Interest	$157,515.13	6.633333
Monthly Principal	-	-
Distributable Amount	$157,515.13

Class D Notes Distributable Amount
Monthly Interest	$54,415.63	6.875001
Monthly Principal	-	-
Distributable Amount	$54,415.63

Basic Servicing Fee	$1,224,564.05	0.684657
Principal Distributable Amount	$32,062,168.48

LIBOR Rate effective for current Distribution Period	1.20%

Capital Auto Receivables Asset Trust 2008-2
December-2008
Distribution Date:                          1/15/2009

Part III. Advances

Advance Account
Beginning Outstanding Unreimbursed Simple Interest Advances	$485,328.95
Simple Interest Advances	-
Reimbursement of Previous Simple Interest Advances	10,868.02

Ending Outstanding Unreimbursed Simple Interest Advances	$474,460.93

If the full payment due is not received by the end of month in which it was due, the servicer will advance the interest shortfall for receivables that are not in default.  The servicer will be reimbursed for any interest advances from subsequent payments or collections relating to that receivable.  At the time the servicer determines that advances will not be recoverable from payments on that receivable, the servicer is entitled to recoup its advance from collections of other receivables.

Part IV. Note Principal Balances & Principal Factors
		Beginning of Period	End of Period

Aggregate Note Principal Balance		$1,469,476,863.24	$1,431,024,957.13
Total Aggregate Note Principal Factor		0.8215882	0.8000896
Class A-1 Notes Principal Balance		$19,411,183.02	$-
Class A-1 Notes Principal Factor		0.0681094	-
Class A-2a Notes Principal Balance		$100,000,000.00	$97,469,802.91
Class A-2a Notes Principal Factor		1.0000000	0.9746980
Class A-2b Notes Principal Balance		$400,000,000.00	$389,879,211.63
Class A-2b Notes Principal Factor		1.0000000	0.9746980
Class A-3a Notes Principal Balance		$320,000,000.00	$320,000,000.00
Class A-3a Notes Principal Factor		1.0000000	1.0000000
Class A-3b Notes Principal Balance		$200,000,000.00	$200,000,000.00
Class A-3b Notes Principal Factor		1.0000000	1.0000000
Class A-4 Notes Principal Balance		$187,002,000.00	$187,002,000.00
Class A-4 Notes Principal Factor		1.0000000	1.0000000
Class B Notes Principal Balance		$51,448,000.00	$51,448,000.00
Class B Notes Principal Factor		1.0000000	1.0000000
Class C Notes Principal Balance		$23,746,000.00	$23,746,000.00
Class C Notes Principal Factor		1.0000000	1.0000000
Class D Notes Principal Balance		$7,915,000.00	$7,915,000.00
Class D Notes Principal Factor		1.0000000	1.0000000

Pool Statistics	Inception	Beg of Period	End of Period
Number of Accounts	73,776	68,752	68,064
Weighted Average Coupon	4.34%	4.30%	4.30%
Weighted Average Remaining Term	58.61	51.37	50.45
Weighted Average Age	4.32	11.63	12.57

Capital Auto Receivables Asset Trust 2008-2
December-2008
Distribution Date:                          1/15/2009

Part V. Reserve Account
Per $1000 of
Original Principal
Beginning Reserve Account Balance	$7,915,132.42
Draw for Servicing Fee	-	-
Draw for Class A-1 Notes Distributable Amount	-	-
Draw for Class A-2a Notes Distributable Amount	-	-
Draw for Class A-2b Notes Distributable Amount	-	-
Draw for Class A-3a Notes Distributable Amount	-	-
Draw for Class A-3b Notes Distributable Amount	-	-
Draw for Class A-4 Notes Distributable Amount	-	-
Draw for Class B Notes Distributable Amount	-	-
Draw for Class C Notes Distributable Amount	-	-
Draw for Class D Notes Distributable Amount	-	-
Additions to Reserve Account	-	-
Releases from Reserve Account	-	-
Ending Reserve Account Balance	$7,915,132.42

Preceding Collection Period
Specified Reserve Account Balance	$7,915,132.42
Reserve Account Balance	$7,915,132.42
Current Collection Period
Specified Reserve Account Balance	$7,915,132.42
Reserve Account Balance	$7,915,132.42

Part VI. Carryover Shortfall
Per $1000 of
Original Principal
Noteholders' Interest Carryover Shortfall	$-	-
Noteholders' Principal Carryover Shortfall	$-	-

Part VII. Charge Off and Delinquency Rates

Charge Off Rate	Average Receivables	Credit Repurchases	Loss Rate
December	$1,450,250,910.19	$1,647,281.70	1.3630%
November	$1,486,361,348.21	$1,288,173.64	1.0400%
October	$1,523,890,046.18	$1,991,332.92	1.5681%
Three Month Average Loss Rate			1.3237%

	Original	Cumulative	Cumulative
	Receivable Balance	Net Charge-Offs	Loss Rate
Total Cumulative Charge Offs	$1,788,580,804.96	$8,944,835.88	0.5001%

Delinquency Rate	Total Accounts	Accounts over 60	% Delinquent
December	68,064	302	0.4437%
November	68,752	228	0.3316%
October	69,388	213	0.3070%
Three Month Average Delinquency Rate			0.3608%

Delinquency Stratification	Total Accounts	Total $
31 – 60 days	1,539	$32,972,305.07
61 – 90 days	263	$6,005,434.80
> 90 days	39	$938,724.88

The information contained in this report is defined or determined in a manner consistent with the prospectus for Capital Auto Receivables Asset Trust 2008-2 related to delinquencies, charge-offs and uncollectible accounts.

Capital Auto Receivables Asset Trust 2008-2
December-2008
Distribution Date:                          1/15/2009

Part VIII. Prepayment Rate
Month	Prepayment Rate
	%
1	0.51
2	0.76
3	0.77
4	0.75
5	0.65
6	0.74
7	0.80
8	0.35
9	0.67

Part IX. Events of Default/Servicer Default Events

1) Has an Event of Default occurred?		No

2) Has a Servicer Default occurred?		No

This Servicer Certificate relates only to CARAT 2008-2.  This Servicer Certificate should not be relied upon with respect to any other security.  The information contained herein is only an indication of past performance and does not predict how CARAT 2008-2 will perform in the future.